Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($) property shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) property shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) property shares	Dec. 31, 2020 USD ($)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 29,714	$ 19,796	$ 29,714	$ 19,796	$ 52,353
Restricted cash	4,559	70,542	4,559	70,542	4,716
Total cash, cash equivalents and restricted cash	34,273	90,338	34,273	90,338	$ 57,069	$ 118,765
Leases [Abstract]
Real estate notes receivable, net	75,900		75,900
Interest income	$ 1,849	121	3,608	264
Expected credit losses			$ 0
Unconsolidated Joint Ventures [Abstract]
Investment in unconsolidated joint ventures, ownership percentage	50.00%		50.00%		50.00%
Investment in unconsolidated joint venture	$ 62,070		$ 62,070		$ 62,834
Income (loss) from unconsolidated joint venture	$ 401	406	801	798
Notes Receivable
Leases [Abstract]
Interest income			$ 3,200
Disposal Group, Held-for-sale
Leases [Abstract]
Number of properties in portfolio | property	0		0		1
Minimum
Leases [Abstract]
Lessor, term of contract	3 years		3 years
Maximum
Leases [Abstract]
Lessor, term of contract	7 years		7 years
Building and Building Improvements
Real estate investments [Abstract]
Depreciation expense	$ 62,300	60,700	$ 124,600	121,900
Healthcare Trust of America Holdings, LP (HTALP)
Partners' Capital Notes [Abstract]
Limited partner's capital, units issued (in shares) | shares	4,050,493		4,050,493		4,142,408
Limited partner's capital, units outstanding (in shares) | shares	4,050,493		4,050,493		4,142,408
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 29,714		$ 29,714		$ 52,353
Restricted cash	4,559		4,559		4,716
Total cash, cash equivalents and restricted cash	34,273	90,338	34,273	90,338	57,069	$ 118,765
Leases [Abstract]
Interest income	1,849	121	3,608	264
Unconsolidated Joint Ventures [Abstract]
Investment in unconsolidated joint venture	62,070		62,070		$ 62,834
Income (loss) from unconsolidated joint venture	$ 401	$ 406	$ 801	$ 798